Related party transactions - Summary of Name of Related Party (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Zheng Nan | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Chief Executive Officer	Chief Executive Officer
Zheng Jiahua | Chairman of The Board of Directors [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Chairman of the Board of Directors	Chairman of the Board of Directors
Hangzhou Yinuo Technology Co., Ltd. | Entity Controlled By Shareholders [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Entity controlled by shareholders	Entity controlled by shareholders
Chongqing Zijing Huangcheng International Co., Ltd. Hangzhou Branch ("Chongqing Zijin Huangcheng") | Entity controlled by Zheng Nan's immediate family [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Entity controlled by Zheng Nan’s immediate family	Entity controlled by Zheng Nan’s immediate family